Transfer of Assets and Liabilities to Peak Energy Holdings	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Aug. 31, 2016
Business Combinations [Abstract]
Transfer of Assets and Liabilities to Peak Energy Holdings

NOTE 4 – TRANSFER OF ASSETS AND LIABILITIES TO PEAK ENERGY HOLDINGS

In accordance with the Agreement described in Note 1 to these financial statements, during the year ended August 31, 2015 certain assets with a book value of $9,340, net of depreciation, and liabilities totaling $628,210 were transferred to Peak Energy Holdings. This transfer resulted in other income of $618,870. In addition to the $628,210 liabilities transferred to Peak, approximately $68,090 of additional liabilities as of March 31, 2014 not legally assignable to Peak without the consent of the respective debtors were the responsibility of Peak under the Agreement. As of February 28, 2017 and August 31, 2015, accounts payable and accrued liabilities include liabilities that are the responsibility of Peak totaling $20,131 and $57,541, respectively. The Company will contest any request for payment of any of these pre-Agreement liabilities.

NOTE 4 – TRANSFER OF ASSETS AND LIABILITIES TO PEAK ENERGY HOLDINGS

In accordance with the Agreement described in Note 1 to these financial statements, during the year ended August 31, 2015 certain assets with a book value of $9,340, net of depreciation, and liabilities totaling $628,210 were transferred to Peak Energy Holdings. This transfer resulted in other income of $618,870. In addition to the $628,210 liabilities transferred to Peak, approximately $68,090 of additional liabilities as of March 31, 2014 not legally assignable to Peak without the consent of the respective debtors were the responsibility of Peak under the Agreement. As of August 31, 2016 and 2015, accounts payable and accrued liabilities include liabilities that are the responsibility of Peak totaling $57,451 and $57,451, respectively. The Company will contest any request for payment of any of these pre-Agreement liabilities.